Annual Total Returns - Franklin Global Real Estate VIP Fund [BarChart] - FTVIP Class 2-70 - Franklin Global Real Estate VIP Fund - Class 2	May 01, 2021
Bar Chart Table:
Annual Return 2011	(5.65%)
Annual Return 2012	27.41%
Annual Return 2013	2.32%
Annual Return 2014	15.01%
Annual Return 2015	0.57%
Annual Return 2016	0.54%
Annual Return 2017	10.47%
Annual Return 2018	(6.77%)
Annual Return 2019	22.37%
Annual Return 2020	(5.39%)